Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimate	$ 49,171	$ 38,869
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	32,094	24,785
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability One [Member] | Plaintiff Related To Tax One [Member] | Other Claims [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 10,386	9,092
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Two [Member] | Plaintiff Related To Tax One [Member]
IfrsStatementLineItems [Line Items]
Description of tax matters	Income from foreign subsidiaries located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Two [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 4,396	3,890
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Three [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	705	827
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Four [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	922	706
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Five [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 485	428
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Six [Member] | Plaintiff Related To Tax One [Member]
IfrsStatementLineItems [Line Items]
Description of tax matters	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Contingent liabilities, current status	The claim involves lawsuits in different administrative and judicial stages.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Six [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 646	570
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Seven [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	501	234
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eight [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	986	330
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Nine [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	498	287
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Ten [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	294	249
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Eleven [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,414
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twelve [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	240
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Thirteen [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	870
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Fourteen [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	425	367
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Fifteen [Member] | Plaintiff Related To Tax One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	842	746
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Sixteen [Member] | Plaintiff Related To Tax Two [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	440	110
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Seventeen [Member] | Plaintiff Related To Tax Three [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	916	788
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Nineteen [Member] | Plaintiff Related To Tax Five [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	929	800
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty [Member] | Plaintiff Related To Tax Six [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	687	569
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty One [Member] | Plaintiff Related To Tax Seven [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	799	446
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Two [Member] | Plaintiff Related To Tax Eight [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	263	232
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Three [Member] | Plaintiff Related To Tax Nine [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 478	417
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Four [Member] | Plaintiff Related To Tax Ten [Member]
IfrsStatementLineItems [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Four [Member] | Plaintiff Related To Tax Ten [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 486	422
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Estimate	32,094	24,785
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Five [Member] | Plaintiff Related To Tax Eleven [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	347	289
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Six [Member] | Plaintiff Related To Tax Twelve [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	223	201
Tax contingent liability [member] | Transactions Related To Tax Contingent Liability Twenty Seven [Member] | Plaintiff Related To Tax Thirteen [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate		1,071
Tax contingent liability [member] | Transactions Related To Other Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,916	1,505
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	8,272	7,172
Labor related contingent liability [member] | Transactions Related To Labour Matters Contingent Liability One [Member] | Plaintiff Related To Labour Matters One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	6,806	5,917
Labor related contingent liability [member] | Transactions Related To Other Labour Matters Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,466	1,255
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	7,548	5,720
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability One [Member] | Plaintiff Related To Civil Matters One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,980	1,197
Contingent liabilities, current status	The claims involve lawsuits in different administrative and judicial stages.
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability Two [Member] | Plaintiff Related To Civil Matters Two [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,531	829
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability Three [Member] | Plaintiff Related To Civil Matters Three [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	39	318
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability Four [Member] | Plaintiff Related To Civil Matters Four [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,988	2,491
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability Five [Member] | Plaintiff Related To Civil Matters Five [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,010	885
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	1,257	1,192
Civil related environmental contingent liability [member] | Transactions Related To Environmental Matters Contingent Liability One [Member] | Plaintiff Related To Environmental Matters One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,257	$ 1,192